Debt issued held at amortized cost	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 13

Debt issued measured at amortized cost

USD m 30.6.23 31.3.23 31.12.22
Short-term debt
1
40,522 27,412 29,676
of which: Credit Suisse 4,932
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
97,927 47,172 42,073
Senior unsecured debt other than TLAC 43,508 18,680 17,892
of which: issued by UBS AG standalone with original maturity greater than one year
14,918 15,472 17,892
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
26,346
Covered bonds 3,934
Subordinated debt 16,832 14,175 16,017
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
9,928 10,002 9,882
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,190 1,198 1,189
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,438 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
539 538 536
Debt issued through the Swiss central mortgage institutions 24,862 8,873 8,962
Other long-term debt 3,273
Long-term debt
2
190,336 88,900 84,945
of which: Credit Suisse
3
52,406
Total debt issued measured at amortized cost
4
230,857 116,312 114,621
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into short-term

and long-term does

not consider any

early redemption features.

3 Refer to Note

2 for more

information about the

acquisition of the

Credit Suisse Group.

4 Net of
bifurcated embedded derivatives, the fair value of which was not material for the periods presented.